Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 542,184	$ 85,080	¥ 533,257
Less: accumulated depreciation	(435,256)	(68,301)	(421,949)
Impairment of plant and equipment	0	0
Property, plant and equipment, net	106,928	16,779	111,308
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	76,613	12,022	76,613
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	440,280	69,090	431,072
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,399	533	3,171
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	20,329	3,190	20,855
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 1,563	$ 245	¥ 1,546